Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

15. Related Party Transactions and Balances

Related Parties

Name of related parties	Relationship with the Company
Jiulong You	CEO of the Company’s significant operating subsidiary, Pinnacle Food Inc.
Li Xia Du	Chairman, Director, and substantial stockholder
Jing Yang Zhao	Daughter of Li Xia Du, substantial stockholder
Bing Zhao	Husband of Li Xia Du
Yongsheng Zhao	Father of Bing Zhao
Steel Magnolia Investment Ltd	A company wholly-owned by Li Xia Du
Kowloon Investment Holding Limited	A company wholly-owned by Jiulong You

Related Party transactions

The Company had the following related party transactions:

(i)	During the year ended December 31, 2024, the Company’s related party, Ms. Du, advanced an aggregate of US$244,064 (2023: US$38,888) to support the Company’s working capital needs.

(ii)	During the year ended December 31, 2024, the Company repaid Mr. Zhao US$27,799, which was a loan advanced by Mr. Zhao prior to 2022 to support the Company’s working capital needs.

(iii)	Steel Magnolia Investment Ltd, the landlord of one of the Company’s operating leases, is owned by Ms. Du. During the year ended December 31, 2024, US$36,205 of lease expense (2023: US$30,587) was recorded in general and administrative expenses. The aggregate lease liability associated with that operating lease as of December 31, 2024 was US$125,048 (2023: US$153,956).

(iv)	During the year ended December 31, 2024, Kowloon Investment Holding Limited invested US$400,000 to purchase 380,000 Class A Common Shares of the Company.

Due to related party balance

The Company’s balances due to related parties as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Yongsheng Zhao	—	30,243
Li Xia Du	518,763	310,941
Total	518,763	341,184

The amounts due to related parties as of December 31, 2024 and 2023 are unsecured, interest-free, and are due on demand.